Statement of Stockholders Equity Quarterly - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 172,503	$ 244,588	$ 221,291	$ 195,800
Shares, Issued, Beginning Balance at Dec. 31, 2018	172,503,000
Net loss			(61,286)	(61,286)
Ending balance, value at Dec. 31, 2019	$ 170,003	247,088	282,577	134,514
Shares, Issued, Ending Balance at Dec. 31, 2019	170,003,000
Issuance of common shares for cash	$ 439	65,455		65,894
Issuance of common shares for cash, shares	439,300
Net loss			(64,441)	(64,441)
Ending balance, value at Dec. 31, 2020	$ 170,442	312,543	347,018	135,967
Shares, Issued, Ending Balance at Dec. 31, 2020	170,442,300
Issuance of common shares for cash	$ 689	171,561		172,250
Issuance of common shares for cash, shares	689,000
Net loss			(34,059)	(34,059)
Ending balance, value at Jun. 30, 2021	$ 171,131	$ 484,104	$ 381,077	$ 274,158
Shares, Issued, Ending Balance at Jun. 30, 2021	171,131,300